UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     JEFF KESWIN              New York, New York       November 6, 2001
     ---------------          ------------------       ----------------
     Jeff Keswin

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $565,989


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                             VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AKAMAI              SB NT CV     00971TAC5      2,520       70,000  PRN         SOLE                70,000
   TECHNOLOGIES INC 5.5%07
AMERICAN PHYSICIANS COM	         028884104     23,875    1,149,500  SH          SOLE             1,149,500
   CAPITAL
BINDVIEW DEV CORP   COM          090327107      1,837    2,041,500  SH          SOLE             2,041,500
BOOKHAM TECHNOLOGY  SPONSORED    09856Q108         64       50,000  SH          SOLE                50,000
   PLC		  ADR
CNA FINL CORP       COM		   126117100     16,197      599,000  SH		  SOLE		   599,000
CELLSTAR CORP	  SUB NT CONV  150925AC9      1,180       20,000  SH		  SOLE		    20,000
			  5%02
COMPUCREDIT CORP    COM          2047BN100      1,453      199,300  SH		  SOLE		   199,300
CP SHIPS LTD	  COM		   22409V102      6,262      810,100  SH		  SOLE		   810,100
EBT INTL INC        COM          268248101        786      271,000  SH          SOLE               271,000
ELAN CORP PLC       ADR          284131208      2,849       58,800  SH          SOLE                58,800
EMCOR GROUP INC     COM          29084Q100     16,684      523,000  SH          SOLE               523,000
ENDO 			  COM		   29264F205      4,141      381,700  SH		  SOLE		   381,700
   PHARMACEUTICALS
   HLDGS INC
ETRADE GROUP INC	  SUB NT CV    269246ABO      5,400       90,000  SH		  SOLE		    90,000
GUESS INC           COM          401617105      1,786      276,900  SH          SOLE               276,900
GLADSTONE CAPITAL   COM 	   376535100	6,246	     387,000  SH		  SOLE		   387,000
   CORP
HAVAS ADVERTISING   SPONSORED    419313101        741      123,549  SH          SOLE               123,549
			  ADR
INSIGNIA FINL GROUP COM          45767A105     17,781    1,693,400  SH          SOLE             1,693,400
   INC NEW
IOMEGA CORP		  COM		   462030305     12,991   10,648,000  SH		  SOLE		10,648,000
LONE STAR           COM          542307103      8,594      795,700  SH          SOLE               795,700
   STEAKHOUSE
   SALOON
M D C HLDGS INC	  COM          552676108     54,168    1,954,100  SH          SOLE             1,954,100
MAGNA ENTMT CORP    CL A         559211107     16,463    2,716,600  SH          SOLE             2,716,600
MERCER INTL INC     SH BEN INT   588056101     19,007    2,517,500  SH          SOLE             2,517,500
METHODE ELECTRS INC CL A         591520200        755      100,000  SH          SOLE               100,000
NAVIGANT INTL INC   COM          63935R108      9,781    1,216,500  SH          SOLE             1,216,500
NEOMAGIC CORP       COM          640497103      4,139    1,521,600  SH          SOLE             1,521,600
NEOPHARM INC        COM          640919106      6,374      453,700  SH          SOLE               453,700
OMEGA WORLDWIDE     COM          68210B108        740      379,500  SH          SOLE               379,500
   INC
OMTOOL LTD          COM          681974101        644      541,500  SH          SOLE               541,500
OPTI INC            COM          683960108      1,144      408,700  SH          SOLE               408,700
PATINA OIL & GAS    COM          703224105     38,047    1,654,200  SH          SOLE             1,654,200
   CORP
PFSWEB INC          COM          717098107         18       24,321  SH          SOLE                24,321
RENAISSANCE         COM          75968A109      1,665    1,541,600  SH          SOLE             1,541,600
   WORLDWIDE INC
SAFEGUARD           SB NT CV     786449AE8      3,798       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
SECURITY CAP GROUP  CL B         81413P204     24,042    1,285,000  SH          SOLE             1,285,000
   INC
3 COM CORP          COM          885535104     25,350    6,760,000  SH          SOLE             6,760,000
UICI                COM          902737105      8,132      596,600  SH          SOLE               596,600
U S INDS INC NEW    COM          912080108      8,323    3,614,300  SH          SOLE             3,614,300
VISTEON CORP        COM          92839U107     75,755    5,941,600  SH          SOLE             5,941,600
WESTERN RES INC     COM          959425109     51,149    3,090,600  SH          SOLE             3,090,600
